Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	MannKind Corporation
Entity Central Index Key	0000899460
Entity Emerging Growth Company	false
Entity File Number	000-50865
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-3607736
Entity Address, Address Line One	1 Casper Street
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06810
City Area Code	(818)
Local Phone Number	661-5000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MNKD
Security Exchange Name	NASDAQ